Consolidated Statements Of Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized gain on interest rate swap contracts, deferred income tax expense	$ 16,584
Equity portion of convertible senior notes, note hedges and warrants, deferred tax assets	995
Equity portion of convertible senior notes, note hedges and warrants, deferred financing costs	$ 1,671